UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       Oppenheimer Capital Appreciation Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.2%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.8%
Carnival Corp.                                        376,900     $   17,714,300
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                          397,800         17,268,498
                                                                  --------------
                                                                      34,982,798

--------------------------------------------------------------------------------
MEDIA--10.8%
Clear Channel Communications, Inc.                    521,200         19,258,340
--------------------------------------------------------------------------------
Comcast Corp., Cl. A Special,
Non-Vtg. 1                                          1,750,800         48,339,588
--------------------------------------------------------------------------------
Cox Communications, Inc., Cl. A 1                     150,300          4,176,837
--------------------------------------------------------------------------------
New York Times Co. (The), Cl. A                       152,180          6,803,968
--------------------------------------------------------------------------------
News Corp. Ltd. (The),
Sponsored ADR                                         666,200         23,596,804
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                   103,300          7,839,437
--------------------------------------------------------------------------------
Time Warner, Inc. 1                                 2,228,400         39,175,272
--------------------------------------------------------------------------------
Univision Communications,
Inc., Cl. A 1                                         444,165         14,182,188
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                 1,264,300         45,160,796
                                                                  --------------
                                                                     208,533,230

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.9%
Federated Department Stores, Inc.                     209,700         10,296,270
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                   135,100          5,101,376
--------------------------------------------------------------------------------
Target Corp.                                          513,300         21,799,851
                                                                  --------------
                                                                      37,197,497

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.7%
Foot Locker, Inc.                                      95,600          2,326,904
--------------------------------------------------------------------------------
Gap, Inc. (The)                                       743,200         18,022,600
--------------------------------------------------------------------------------
Limited Brands, Inc.                                  113,000          2,113,100
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc. 1                          30,500            982,405
--------------------------------------------------------------------------------
PetsMart, Inc.                                        255,900          8,303,955
                                                                  --------------
                                                                      31,748,964

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.7%
--------------------------------------------------------------------------------
BEVERAGES--3.8%
Anheuser-Busch Cos., Inc.                             605,100         32,675,400
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                   167,900          8,475,592
--------------------------------------------------------------------------------
PepsiCo, Inc.                                         588,200         31,692,216
                                                                  --------------
                                                                      72,843,208

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
Costco Wholesale Corp.                                297,800         12,230,646
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                 376,400         19,858,864
--------------------------------------------------------------------------------
Walgreen Co.                                          240,500          8,708,505
                                                                  --------------
                                                                      40,798,015

                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.1%
Clorox Co. (The)                                      193,300     $   10,395,674
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                   70,200          4,624,776
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                            455,200         24,781,088
                                                                  --------------
                                                                      39,801,538

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
Estee Lauder Cos., Inc. (The), Cl. A                  283,400         13,824,252
--------------------------------------------------------------------------------
ENERGY--6.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.7%
BJ Services Co. 1                                     253,000         11,597,520
--------------------------------------------------------------------------------
Halliburton Co.                                       225,600          6,826,656
--------------------------------------------------------------------------------
Schlumberger Ltd.                                     221,600         14,073,816
                                                                  --------------
                                                                      32,497,992

--------------------------------------------------------------------------------
OIL & GAS--5.0%
Amerada Hess Corp.                                    165,500         13,105,945
--------------------------------------------------------------------------------
Burlington Resources, Inc.                            250,600          9,066,708
--------------------------------------------------------------------------------
Encana Corp.                                          237,340         10,199,911
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     822,600         36,531,666
--------------------------------------------------------------------------------
Kinder Morgan Management LLC                          282,681         10,394,180
--------------------------------------------------------------------------------
Murphy Oil Corp.                                       69,600          5,129,520
--------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                        131,600         12,644,128
                                                                  --------------
                                                                      97,072,058

--------------------------------------------------------------------------------
FINANCIALS--10.7%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
Bank of America Corp.                                 232,900         19,707,998
--------------------------------------------------------------------------------
Bank One Corp.                                        375,400         19,145,400
                                                                  --------------
                                                                      38,853,398

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.5%
American Express Co.                                  519,600         26,697,048
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                         112,900          9,518,599
--------------------------------------------------------------------------------
Citigroup, Inc.                                       977,500         45,453,750
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                               294,400         11,413,888
--------------------------------------------------------------------------------
Morgan Stanley                                        584,600         30,849,342
                                                                  --------------
                                                                     123,932,627

--------------------------------------------------------------------------------
INSURANCE--2.2%
American International Group, Inc.                    367,850         26,220,348
--------------------------------------------------------------------------------
Prudential Financial, Inc.                            244,400         11,357,268
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                 66,400          5,010,544
                                                                  --------------
                                                                      42,588,160

--------------------------------------------------------------------------------
HEALTH CARE--17.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.4%
Amgen, Inc. 1                                         330,300         18,024,471
--------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                   251,000         15,875,750
--------------------------------------------------------------------------------
Digene Corp. 1                                        122,800          4,485,884


                  4 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Gilead Sciences, Inc. 1                               234,700     $   15,724,900
--------------------------------------------------------------------------------
Invitrogen Corp. 1                                    100,900          7,263,791
--------------------------------------------------------------------------------
Martek Biosciences Corp. 1                             17,600            988,592
--------------------------------------------------------------------------------
MedImmune, Inc.1                                      124,600          2,915,640
                                                                  --------------
                                                                      65,279,028

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
Applera Corp./Applied Biosystems
Group                                                 253,400          5,511,450
--------------------------------------------------------------------------------
Medtronic, Inc.                                       790,800         38,527,776
--------------------------------------------------------------------------------
Millipore Corp. 1                                     364,700         20,558,139
                                                                  --------------
                                                                      64,597,365

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Aetna, Inc.                                           217,800         18,513,000
--------------------------------------------------------------------------------
Pharmaceutical Product
Development, Inc. 1                                   139,100          4,419,207
                                                                  --------------
                                                                      22,932,207

--------------------------------------------------------------------------------
PHARMACEUTICALS--9.1%
Dr. Reddy's Laboratories Ltd.,
Sponsored ADR                                         141,900          2,466,222
--------------------------------------------------------------------------------
Eli Lilly & Co.                                       339,400         23,727,454
--------------------------------------------------------------------------------
Johnson & Johnson                                     541,500         30,161,550
--------------------------------------------------------------------------------
Merck & Co., Inc.                                     383,515         18,216,963
--------------------------------------------------------------------------------
Novartis AG                                           497,588         21,951,243
--------------------------------------------------------------------------------
Pfizer, Inc.                                        1,510,400         51,776,512
--------------------------------------------------------------------------------
Roche Holdings AG                                      82,845          8,202,475
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries
Ltd., Sponsored ADR                                   266,548         17,936,015
                                                                  --------------
                                                                     174,438,434

--------------------------------------------------------------------------------
INDUSTRIALS--12.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.2%
Honeywell International, Inc.                         355,400         13,018,302
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                     139,400          9,311,920
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 284,300         14,806,344
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                185,600          9,966,720
--------------------------------------------------------------------------------
United Technologies Corp.                             173,200         15,844,336
                                                                  --------------
                                                                      62,947,622

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.1%
Expeditors International of
Washington, Inc.                                      180,500          8,918,505
--------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                    173,300         13,026,961
                                                                  --------------
                                                                      21,945,466

                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Manpower, Inc.                                         96,300     $    4,889,151
--------------------------------------------------------------------------------
Waste Management, Inc.                                540,500         16,566,325
                                                                  --------------
                                                                      21,455,476

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.4%
3M Co.                                                 21,400          1,926,214
--------------------------------------------------------------------------------
General Electric Co.                                2,716,900         88,027,560
--------------------------------------------------------------------------------
Tyco International Ltd.                               408,000         13,521,120
                                                                  --------------
                                                                     103,474,894

--------------------------------------------------------------------------------
MACHINERY--0.7%
Ingersoll-Rand Co., Cl. A                             191,500         13,081,365
--------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Canadian National Railway Co.                         100,900          4,398,231
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                258,700          6,860,724
                                                                  --------------
                                                                      11,258,955

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.7%
Cisco Systems, Inc. 1                               1,799,100         42,638,670
--------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                         1,338,500          5,059,530
--------------------------------------------------------------------------------
Motorola, Inc.                                        624,800         11,402,600
--------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                            887,200         12,899,888
                                                                  --------------
                                                                      72,000,688

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.3%
Dell, Inc. 1                                          612,100         21,925,422
--------------------------------------------------------------------------------
EMC Corp. 1                                           249,300          2,842,020
--------------------------------------------------------------------------------
International Business
Machines Corp.                                        450,700         39,729,205
                                                                  --------------
                                                                      64,496,647

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
Agilent Technologies, Inc. 1                          496,200         14,528,736
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                     339,800          6,809,592
--------------------------------------------------------------------------------
Tektronix, Inc.                                       357,800         12,172,356
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                        425,900          7,913,222
                                                                  --------------
                                                                      41,423,906

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.7%
Yahoo!, Inc. 1                                        918,200         33,358,206
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
Analog Devices, Inc.                                  186,400          8,775,712
--------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1                         491,000          6,967,290
--------------------------------------------------------------------------------
Intel Corp.                                         1,514,400         41,797,440
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR                           985,018          8,185,500
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               548,100         13,253,058
                                                                  --------------
                                                                      78,979,000


                  5 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--7.1%
Adobe Systems, Inc.                                   509,900     $   23,710,350
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                        517,200          7,566,636
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                421,100          8,573,596
--------------------------------------------------------------------------------
Microsoft Corp.                                     2,350,600         67,133,136
--------------------------------------------------------------------------------
Novell, Inc. 1                                        277,200          2,325,708
--------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                 373,700         15,624,397
--------------------------------------------------------------------------------
Veritas Software Corp. 1                              418,700         11,597,990
                                                                  --------------
                                                                     136,531,813

--------------------------------------------------------------------------------
MATERIALS--2.3%
--------------------------------------------------------------------------------
CHEMICALS--2.3%
Air Products & Chemicals, Inc.                        208,000         10,909,600
--------------------------------------------------------------------------------
Dow Chemical Co.                                      137,400          5,592,180
--------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                          150,500          6,685,210
--------------------------------------------------------------------------------
Monsanto Co.                                           64,000          2,464,000
--------------------------------------------------------------------------------
Praxair, Inc.                                         451,600         18,023,356
                                                                  --------------
                                                                      43,674,346

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Telefonos de Mexico SA de CV,
Sponsored ADR                                         294,600          9,801,342
                                                                  --------------
Total Common Stocks (Cost $1,735,778,327)                          1,856,350,497

                                                    PRINCIPAL       MARKET VALUE
                                                       AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.3%
--------------------------------------------------------------------------------
Undivided interest of 5.09% in joint repurchase agreement
(Principal Amount/Market Value $1,249,774,000, with a
maturity value of $1,249,822,255) with UBS Warburg LLC,
1.39%, dated 6/30/04, to be repurchased at $63,662,458 on
7/1/04, collateralized by Federal Home Loan Mortgage
Corp., 4.50%, 6/1/19, with a value of $340,921,875 and
Federal National Mortgage Assn., 4.50%--5%,
4/1/19--3/1/34, with a value of $937,433,252
(Cost $63,660,000)                                $63,660,000     $   63,660,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,799,438,327)                                    99.6%     1,920,010,497
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.4          7,035,298
                                                  ------------------------------
NET ASSETS                                              100.0%    $1,927,045,795
                                                  ==============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  6 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,799,438,327)--see accompanying statement of investments     $1,920,010,497
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                               15,852,228
Interest and dividends                                                                          1,413,575
Other                                                                                              28,916
                                                                                           ---------------
Total assets                                                                                1,937,305,216

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                        763
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                           6,618,786
Shares of beneficial interest redeemed                                                          3,444,035
Distribution and service plan fees                                                                108,045
Shareholder communications                                                                         39,086
Trustees' compensation                                                                             21,223
Transfer and shareholder servicing agent fees                                                       1,650
Other                                                                                              25,833
                                                                                           ---------------
Total liabilities                                                                              10,259,421

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $1,927,045,795
                                                                                           ===============

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $       54,453
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  2,120,850,845
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                               5,102,285
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions               (319,534,954)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                             120,573,166
                                                                                           ---------------
NET ASSETS                                                                                 $1,927,045,795
                                                                                           ===============

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $1,739,503,073 and 49,127,450 shares of beneficial interest outstanding)     $        35.41
----------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $187,542,722 and 5,325,098 shares of beneficial interest outstanding)        $        35.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  7 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $157,306)                    $ 11,221,767
-----------------------------------------------------------------------------------------
Interest                                                                         245,814
                                                                            -------------
Total investment income                                                       11,467,581

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------
Management fees                                                                6,056,391
-----------------------------------------------------------------------------------------
Distribution and service plan fees -- Service shares                             197,654
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                 4,990
Service shares                                                                     4,990
-----------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                17,679
Service shares                                                                     2,236
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       28,681
-----------------------------------------------------------------------------------------
Trustees' compensation                                                            17,625
-----------------------------------------------------------------------------------------
Other                                                                             25,636
                                                                            -------------
Total expenses                                                                 6,355,882
Less reduction to custodian expenses                                                (485)
                                                                            -------------
Net expenses                                                                   6,355,397

-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          5,112,184

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                   49,610,590
Foreign currency transactions                                                     24,144
Net increase from payment by affiliate                                           153,724
                                                                            -------------
Net realized gain                                                             49,788,458
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                  (12,011,453)
Translation of assets and liabilities denominated in foreign currencies          (18,290)
                                                                            -------------
Net change in unrealized appreciation                                        (12,029,743)

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 42,870,899
                                                                            =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  8 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               SIX MONTHS                YEAR
                                                                                                    ENDED               ENDED
                                                                                            JUNE 30, 2004        DECEMBER 31,
                                                                                              (UNAUDITED)                2003
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $    5,112,184      $    5,758,596
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                       49,788,458        (149,446,395)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                          (12,029,743)        558,998,061
                                                                                           -----------------------------------
Net increase in net assets resulting from operations                                           42,870,899         415,310,262

------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                             (5,404,905)         (5,643,286)
Service shares                                                                                   (357,596)            (84,026)

------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                             (9,955,019)        (18,705,242)
Service shares                                                                                 64,953,865          87,031,915

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                 92,107,244         477,909,623
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         1,834,938,551       1,357,028,928
                                                                                           -----------------------------------
End of period (including accumulated net investment income of
$5,102,285 and $5,752,602, respectively)                                                   $1,927,045,795      $1,834,938,551
                                                                                           ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  9 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                                         YEAR
                                               ENDED                                                                        ENDED
                                       JUNE 30, 2004                                                                 DECEMBER 31,
NON-SERVICE SHARES                       (UNAUDITED)           2003           2002           2001           2000             1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    34.70     $    26.62     $    36.58     $    46.63     $    49.84       $    36.67
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                            .10            .12            .11            .18            .27              .06
Net realized and unrealized
gain (loss)                                      .72           8.07          (9.89)         (5.86)           .02            14.68
                                          ------------------------------------------------------------------------------------------
Total from investment operations                 .82           8.19          (9.78)         (5.68)           .29            14.74
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income            (.11)          (.11)          (.18)          (.27)          (.06)            (.13)
Distributions from net realized gain              --             --             --          (4.10)         (3.44)           (1.44)
                                          ------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.11)          (.11)          (.18)         (4.37)         (3.50)           (1.57)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    35.41     $    34.70     $    26.62     $    36.58     $    46.63       $    49.84
                                          ==========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1              2.37%         30.94%        (26.86)%       (12.58)%        (0.23)%          41.66%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                            $1,739,503     $1,715,240     $1,338,769     $1,975,345     $2,095,803       $1,425,197
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $1,731,030     $1,468,297     $1,630,430     $2,000,314     $1,922,099       $1,002,835
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                           0.56%          0.39%          0.35%          0.51%          0.66%            0.21%
Total expenses                                  0.65% 3        0.67% 3        0.66% 3        0.68% 3        0.67% 3          0.70% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           26%            48%            32%            45%            38%              56%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  10 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                                                          SIX MONTHS                                                 YEAR
                                                               ENDED                                                ENDED
                                                       JUNE 30, 2004                                         DECEMBER 31,
SERVICE SHARES                                           (UNAUDITED)             2003             2002             2001 1
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  34.53         $  26.53         $  36.56           $  31.66
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .06              .08              .20                 -- 2
Net realized and unrealized gain (loss)                          .71             8.02           (10.05)              4.90
                                                            ----------------------------------------------------------------
Total from investment operations                                 .77             8.10            (9.85)              4.90
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.08)            (.10)            (.18)                --
Distributions from net realized gain                              --               --               --                 --
                                                            ----------------------------------------------------------------
Total dividends and/or distributions to shareholders            (.08)            (.10)            (.18)                --
                                                            ----------------------------------------------------------------
Net asset value, end of period                              $  35.22         $  34.53         $  26.53           $  36.56
                                                            ================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              2.23%           30.69%          (27.09)%            15.51%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $187,543         $119,699         $ 18,260           $     90
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $159,391         $ 48,178         $  6,263           $     16
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           0.34%            0.14%            0.26%              0.11%
Total expenses                                                  0.91% 5          0.94% 5          0.81% 5,6          0.81% 5
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           26%              48%              32%                45%

1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  11 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Appreciation Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known, established companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each


                  12 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $310,823,199 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will utilize $49,788,458 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

As of December 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                EXPIRING
                --------------------------
                2009          $ 14,552,938
                2010           152,282,354
                2011           193,776,365
                              ------------
                Total         $360,611,657
                              ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in


                  13 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS ENDED JUNE 30, 2004        YEAR ENDED DECEMBER 31, 2003
                                                    SHARES             AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                             3,082,016      $ 108,035,731       11,371,657      $ 330,561,752
Dividends and/or distributions reinvested          155,940          5,404,905          223,231          5,643,286
Redeemed                                        (3,534,119)      (123,395,655)     (12,455,978)      (354,910,280)
                                                ------------------------------------------------------------------
Net decrease                                      (296,163)     $  (9,955,019)        (861,090)     $ (18,705,242)
                                                ==================================================================
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                             2,207,337      $  77,107,891        2,961,561      $  92,475,323
Dividends and/or distributions reinvested           10,365            357,596            3,339             84,026
Redeemed                                          (359,169)       (12,511,622)        (186,681)        (5,527,434)
                                                ------------------------------------------------------------------
Net increase                                     1,858,533      $  64,953,865        2,778,219      $  87,031,915
                                                ==================================================================
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2004, were $551,135,576 and $466,067,888, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $9,997 to OFS for services to the Fund.


                  14 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $153,724, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2004, the Fund had no outstanding foreign currency contracts.


                  15 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)